UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Octavian Advisors, LP
Address: 745 Fifth Avenue
         New York, New York  10151

13F File Number:  28-12745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven Heller
Title:     Controller
Phone:     212.224.9520

Signature, Place, and Date of Signing:

     Steven Heller     New York, New York     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $72,725 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLIED HEALTHCARE INTL INC     COM              01923A109     8973  3603710 SH       SOLE                  3603710
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261      523    24749 SH       SOLE                    24749
GLOBAL EAGLE ACQUISITION COR   UNIT 99/99/9999  37951D201    10130  1000000 SH       SOLE                  1000000
GRAHAM PACKAGING CO INC        COM              384701108     9584   380000 SH       SOLE                   380000
IVANHOE MINES LTD              COM              46579N103    25300  1000000 SH       SOLE                  1000000
LODGENET INTERACTIVE CORP      COM              540211109     1212   400000 SH       SOLE                   400000
LUBRIZOL CORP                  COM              549271104     6714    50000 SH       SOLE                    50000
NOVAGOLD RES INC               COM NEW          66987E206     8423   915500 SH       SOLE                   915500
PROMOTORA DE INFORMACIONES S   ADR CL B CONV    74343G303     1866   186609 SH       SOLE                   186609